UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2004
                                               ---------------------------------

Check here if Amendment [ ];      Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     JLB & Associates, Inc.
          ----------------------------------------------------------------------
Address:  44670 Ann Arbor Road, Suite 190
          ----------------------------------------------------------------------
          Plymouth, Michigan  48170
          ----------------------------------------------------------------------

          ----------------------------------------------------------------------

Form 13F File Number: 28-03957
                         --------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     James E. Bashaw
          ----------------------------------------------------------------------
Title:    Vice President
          ----------------------------------------------------------------------
Phone:    (734) 454-9191
          ----------------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ James E. Bashaw                 Plymouth, Michigan                1-13-2005
----------------------------------  -------------------------------   ----------
           [Signature]                       [City, State]              [Date]

Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

[ ] 13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                                Name

28-
   ----------------------      -------------------------------------------------
   [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0
                                        -------------------

Form 13F Information Table Entry Total:         90
                                        -------------------

Form 13F Information Table Value Total: $  245,192
                                        -------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other that the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                          FORM 13F INFORMATIONAL TABLE

       ITEM 1:            ITEM 2:     ITEM 3:     ITEM 4:    ITEM 5:           ITEM 6:        ITEM 7:          ITEM 8:
--------------------  -------------- ---------  ----------  ----------  -------------------- -------- -----------------------
   NAME OF ISSUER     TITLE OF CLASS  CUSIP        FAIR     SHARES OR       INVESTMENT       MANAGERS     VOTING AUTHORITY
                                      NUMBER      MARKET    PRINCIPAL       DISCRETION                ------- ------- -------
                                                   VALUE      AMOUNT    ------ ------ ------            (A)     (B)     (C)
                                                   (000)                  (A)    (B)    (C)             SOLE    SHARED   NONE
                                                                                      SHARED
                                                                         SOLE  SHARED OTHER
--------------------  -------------- ---------  ----------  ----------  ------ ------ ------ -------- ------- ------- -------
ABBOTT LABORATORIES        COM       002824100     3,966      85,019      X                                            85,019
ABERCROMBIE & FITCH        COM       002896207     3,233      68,850      X                                            68,850
ALLIANT TECHSYSTEMS        COM       018804104     6,308      96,489      X                                            96,489
AMBAC                      COM       023139108       805       9,800      X                                             9,800
AMERICAN EXPRESS           COM       025816109     2,441      43,304      X                                            43,304
AMETEK                     COM       031100100     8,032     225,170      X                                           225,170
AMGEN                      COM       031162100     4,149      64,671      X                                            64,671
ANHEUSER-BUSCH             COM       035229103     3,393      66,878      X                                            66,878
APPLIED MATERIALS          COM       038222105       547      32,000      X                                            32,000
AVON PRODUCTS              COM       054303102     2,218      57,325      X                                            57,325
BANK OF AMERICA            COM       06605F102     1,108      23,584      X                                            23,584
BARD (C.R.)                COM       067383109     2,154      33,660      X                                            33,660
BARR PHARMACEUTICALS       COM       068306109     1,664      36,534      X                                            36,534
BECKMAN COULTER INC        COM       075811109     5,488      81,930      X                                            81,930
BED BATH & BEYOND          COM       075896100     3,314      83,203      X                                            83,203
BIOMET                     COM       090613100     2,576      59,361      X                                            59,361
BLACK & DECKER             COM       091797100       258       2,925      X                                             2,925
BROWN & BROWN INC          COM       115236101     2,113      48,522      X                                            48,522
C H ROBINSON WORLDWIDE     COM       12541W100       636      11,450      X                                            11,450
C S G SYSTEMS INTL         COM       126349109       446      23,850      X                                            23,850
CATALINA MARKETING         COM       148867104     2,260      76,270      X                                            76,270
CHRISTOPHER & BANKS        COM       171046105     1,853     100,433      X                                           100,433
CISCO SYSTEMS              COM       17275R102       913      47,232      X                                            47,232
CITIGROUP                  COM       172967101       459       9,524      X                                             9,524
CLARCOR INC                COM       179895107     2,725      49,750      X                                            49,750
COCA COLA                  COM       191216100     1,328      31,903      X                                            31,903
COLGATE PALMOLIVE          COM       194162103       990      19,351      X                                            19,351
CRANE                      COM       224399105       261       9,050      X                                             9,050
DELL                       COM       247025109     6,992     165,920      X                                           165,920
DIONEX                     COM       254546104       286       5,050      X                                             5,050
DOLLAR TREE STORES         COM       256747106     2,490      86,536      X                                            86,536
DONALDSON COMPANY          COM       257651109     1,815      55,715      X                                            55,715
EATON                      COM       278058102     1,762      24,350      X                                            24,350
ECOLAB                     COM       278865100       397      11,300      X                                            11,300
EQUIFAX                    COM       294429105     1,959      69,725      X                                            69,725
EXPEDITORS INT'L           COM       302130109     7,146     127,885      X                                           127,885
EXXON MOBIL                COM       30231G102       353       6,894      X                                             6,894
FACTSET RESEARCH
  SYSTEMS                  COM       303075105     2,148      36,750      X                                            36,750
FORD                       COM       345370100       634      43,306      X                                            43,306
FRANKLIN ELECTRIC CO       COM       353514102     3,116      73,725      X                                            73,725
FREDDIE MAC                COM       313400301     3,146      42,683      X                                            42,683
GALLAGHER, (ARTHUR, J.)    COM       363576109     3,968     122,100      X                                           122,100
GANNETT                    COM       364730101     1,489      18,231      X                                            18,231
GARMIN LTD                 COM       G37260109     6,110     100,435      X                                           100,435
GENERAL DYNAMICS           COM       369550108     3,886      37,150      X                                            37,150
GENERAL ELECTRIC           COM       369604103       382      10,464      X                                            10,464
GENERAL MOTORS             COM       370442105     1,316      32,856      X                                            32,856
GRACO INC                  COM       384109104     6,649     178,023      X                                           178,023
GUIDANT CORP               COM       401698105     5,251      72,835      X                                            72,835
HARLEY DAVIDSON INC        COM       412822108     3,586      59,024      X                                            59,024
IBM                        COM       459200101     3,423      34,725      X                                            34,725
IMS HEALTH                 COM       449934108       419      18,058      X                                            18,058
INTEGRATED CIRCUIT SYS     COM       45811K208     1,842      88,050      X                                            88,050
INTEL                      COM       458140100     1,769      75,621      X                                            75,621
JOHNSON CONTROLS           COM       478366107     3,078      48,514      X                                            48,514
JOHNSON & JOHNSON          COM       478160104     3,302      52,064      X                                            52,064
KB HOME                    COM       48666K109     2,770      26,535      X                                            26,535
KELLOGG                    COM       191216100     2,902      64,975      X                                            64,975
KIMBERLY-CLARK             COM       494368103     3,325      50,521      X                                            50,521
KING PHARMACEUTICALS
  INC                      COM       495582108       343      27,630      X                                            27,630
LENNAR CORP                COM       526057104       343       6,050      X                                             6,050
LEXMARK INTL GROUP         COM       529771107     1,618      19,040      X                                            19,040
LILLY ELI & CO             COM       532457108     2,567      45,237      X                                            45,237
M B N A                    COM       55262L100     5,211     184,864      X                                           184,864
M G I C INVESTMENT         COM       552848103     2,638      38,275      X                                            38,275
MATTHEWS INTL CORP         COM       577128101       397      10,775      X                                            10,775
MC CORMICK                 COM       579780206     7,183     186,094      X                                           186,094
MCGRAW-HILL                COM       580645109     2,369      25,875      X                                            25,875
METTLER TOLEDO INTL        COM       592688105     5,952     116,000      X                                           116,000
NATIONAL CITY CORP         COM       635405103     4,394     117,016      X                                           117,016
NORTH FORK BANCORP         COM       659424105     5,010     173,673      X                                           173,673
OCCIDENTAL PETROLEUM       COM       674599105       496       8,500      X                                             8,500
ORACLE                     COM       68389X105     5,335     388,835      X                                           388,835
PATTERSON COMPANIES        COM       703412106     7,370     169,866      X                                           169,866
PEPSICO                    COM       713448108     2,037      39,026      X                                            39,026
PFIZER                     COM       717081103     2,883     107,215      X                                           107,215
PITNEY BOWES               COM       724479100       521      11,250      X                                            11,250
PLANTRONICS                COM       727493108     4,469     107,763      X                                           107,763
POLARIS INDUSTRIES         COM       731068102     4,580      67,337      X                                            67,337
PROCTER & GAMBLE           COM       742718109     4,016      72,915      X                                            72,915
PROVIDIAN FINANCIAL        COM       74406A102       718      43,575      X                                            43,575
RAYMOND JAMES FINL         COM       754730109     1,713      55,289      X                                            55,289
ROSS STORES                COM       778296103     3,480     120,545      X                                           120,545
S E I INVESTMENTS          COM       784117103     6,067     144,692      X                                           144,692
SAFEWAY                    COM       786514208       778      39,400      X                                            39,400
SKECHERS USA               COM       830566105       741      57,150      X                                            57,150
SUPERIOR INDUSTRIES        COM       868168105       858      29,520      X                                            29,520
UNITED TECHNOLOGIES        COM       913017109       855       8,271      X                                             8,271
VERIZON COMMUNICATIONS     COM       92343V104       664      16,400      X                                            16,400
WATERS                     COM       941848103     6,238     133,311      X                                           133,311